Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Mar. 28, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Diversified Emerging Markets Fund | Class T
Prospectus:
Trading Symbol	DTBEX
Class T Prospectus | Dreyfus/Newton International Equity Fund | Class T
Prospectus:
Trading Symbol	DNETX
Class T Prospectus | Dreyfus Tax Sensitive Total Return Bond Fund | Class T
Prospectus:
Trading Symbol	DSDTX
Class T Prospectus | Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class T
Prospectus:
Trading Symbol	DBMTX
Class T Prospectus | Dreyfus/The Boston Company Small Cap Value Fund | Class T
Prospectus:
Trading Symbol	BOSTX